Shareholders' Equity (Computation Of Basic And Diluted Net Earnings Per Share) (Details) - USD ($) $ / shares in Units, shares in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2016		Dec. 31, 2015	Dec. 31, 2014
Stockholders' Equity Note [Abstract]
Basic net earnings	$ 236,909		$ 202,509	$ 170,980
Weighted average number of shares, basic net earnings	42,742	[1]	42,711	42,654	[1]
Basic net earnings per share	$ 5.54		$ 4.74	$ 4.01
Employee stock options, Per Share amount	10	[1]	22	23	[1]
Weighted average number of shares, diluted net earnings	42,752	[1]	42,733	42,677	[1]
Diluted net earnings per share	$ 5.54		$ 4.74	$ 4.01

[1]	In thousands